Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

We are not a taxable entity for U.S. federal income tax purposes or for the majority of states that impose an income tax. Taxes on our net income generally are borne by our partners through the allocation of taxable income. Our income tax provision results from state laws that apply to entities organized as partnerships, primarily Texas and Illinois.

Income taxes charged to income were:

	Millions of Dollars
	2013	2012	2011

Current	$0.4	0.3	0.3
Deferred	0.1	—	—
Total	$0.5	0.3	0.3

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and tax purposes. At December 31, 2013, we had a deferred tax liability of $0.1 million primarily related to PP&E and deferred rentals. Our effective tax rate was 0.5 percent for each of the years ended December 31, 2013, 2012 and 2011.

As of December 31, 2013, we had no liability reported for unrecognized tax benefits and we did not have any interest or penalties related to income taxes for the years ended December 31, 2013, 2012 and 2011. Texas and Illinois tax returns for 2013 are subject to examination.